UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2013

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number: 028-13652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY              April 19, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                                  -----------------------

Form 13F Information Table Entry Total:                48
                                                  -----------------------

Form 13F Information Table Value Total:            $150243(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                           Berson & Corrado Investment Advisors, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
AT&T Inc                     COM              00206R102       235.55      6420             SOLE                      6420
Acadia Pharmaceuticals       COM              04225108        119.10     15000             SOLE                     15000
Amarin Corp Plc New Adrf     SPON ADR NEW     023111206       592.47     79955             SOLE                     79955
Amicus Therapeutics Inc      COM              03152W109        39.63     12500             SOLE                     12500
Antares Pharma Inc           COM              036642106        49.23     13750             SOLE                     13750
Apple Computer Inc           COM              037833100       561.80      1269             SOLE                      1269
Ares Coml Real Estate        COM              04013V108       442.37     26145             SOLE                     26145
Bank of America Corp         COM              060505104       191.77     15745             SOLE                     15745
Berkshire Hathaway Cl B      CL B new         084670207C      696.37      6683             SOLE                      6683
Calumet Specialty Prod       UT LTD Partner   131476103      8240.07    221210             SOLE                    221210
Cedar Realty TRUST Pfd       Co Unit LP       Y11082107       450.44     17910             SOLE                     17910
Chevrontexaco Corp           COM              166764100       244.65      2059             SOLE                      2059
Chimera Investment Corp      COM              16934Q109        39.88     12500             SOLE                     12500
Companhia Vale Do Adr        ADR              91912E105      6254.81    361759             SOLE                    361759
Earthlink Inc                COM              270321102      5684.04   1050655             SOLE                   1050655
Exxon Mobil Corporation      COM              30231G102       478.12      5306             SOLE                      5306
Fifth Street Finance Cp      COM              31678A103       425.04     38570             SOLE                     38570
Gannett Co Inc Del           COM              364730101       830.84     37990             SOLE                     37990
Gencor Industries Inc        COM              368678108       128.88     18000             SOLE                     18000
Goldman Sachs Group Inc      COM              38141G104       334.54      2273             SOLE                      2273
Hi-Crush Partners Lp         COM              428337109       417.95     22410             SOLE                     22410
Johnson & Johnson            COM              478160104       248.18      3044             SOLE                      3044
Kkr Financial Corp           COM              482476306       785.20     70930             SOLE                     70930
Metlife Inc                  COM              59156R108      3599.87     94684             SOLE                     94684
MFC Industrial LTD           COM              601073109       452.52     49947             SOLE                     49947
National Oilwell Varco       COM              637071101     10167.27    143707             SOLE                    143707
Navios Maritime              COM              Y62196103       498.18    109010             SOLE                    109010
Navios Maritime Acqstn       SHS              Y62159101       395.12    114695             SOLE                    114695
Navios Maritime Ptnrs        Unit LPl         Y62267102       340.57     23520             SOLE                     23520
Newcastle Investment Cp      COM              65105M108     15087.92   1350754             SOLE                   1350754
Northstar Realty Fin Cp      COM              66704R100      9442.22    996015             SOLE                    996015
Promotora De Info Adr Bf     ADR CL B Con     74343G303      1172.04    952874             SOLE                    952874
Promotora De Info Adr Af     ADR CL A SHS     74343G204       162.04    147313             SOLE                    147313
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      3152.26     71740             SOLE                     71740
Prudential Financial Inc     COM              744320102      1918.12     32516             SOLE                     32516
Royal Dutch Shell A Adrf     Spon ADR A       780259206       516.07      7920             SOLE                      7920
Seadrill Ltd                 SHS              G7945E105      8456.92    227276             SOLE                    227276
Sigma Aldrich Corp           COM              826552101       296.62      3820             SOLE                      3820
Sirius Satellite Radio       COM              86967N108        47.43     15400             SOLE                     15400
Solar Capital Ltd            COM              83413U100       326.75     13910             SOLE                     13910
Solar Senior Capital         COM              83416M105       343.20     17875             SOLE                     17875
Starwood Ppty TRUST Inc      COM              85571B105       523.00     18840             SOLE                     18840
Superior Energy Services     COM              868157108     10844.45    417576             SOLE                    417576
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     17670.31    426510             SOLE                    426510
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     20628.92    683303             SOLE                    683303
Teekay Tankers Ltd Cl Af     CL A             Y8565N102      9873.04   3456018             SOLE                   3456018
Tronox Ltd Class A           SHS CL A         Q9235V101      6454.20    325805             SOLE                    325805
Two Harbors Investment       COM              90187B101       382.59     30340             SOLE                     30340

TOTAL $150243 (X1000)

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